CONSOLIDATED SEGMENT DATA (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT REPORTING

Selected information by segment is presented in the following tables for the year ended December 31, 2025, 2024, and 2023.

	2025	2024	2023
Revenues(1)
TIT Segment	$17,730	$85,145	$214,980
CBT Segment	28,120,328	36,587,367	38,420,655
SE Segment	2,678,477	-	-
	$30,816,535	$36,672,512	$38,635,635

(1)	Revenues by operating segments exclude intercompany transactions.

	2025	2024	2023
(Loss) income from operations
TIT Segment	$(42,206)	$(87,794)	$(110,113)
CBT Segment	(6,631,818)	453,726	2,838,305
SE Segment	307,338	-	-
Corporate and others(2)	(2,866,990)	(1,974,494)	(2,925,890)
(Loss) from operations	(9,233,676)	(1,608,562)	(197,698)
Corporate other income (loss), net	192,584	261,621	552,058
Corporate interest income	1,356	2,241	2,100
Corporate interest expense	(978,900)	(460,544)	(580,630)
(Loss) before income taxes	(10,018,636)	(1,805,244)	(224,170)

Income tax (expense) benefit	(43,087)	(14,143)	(7,980)
Net (loss) from continuing operations	(10,061,723)	(1,819,387)	(232,150)
Net (loss) income from discontinued operations	-	-	(465,791)
Net (loss)	(10,061,723)	(1,819,387)	(697,941)

Less: Loss (income) attributable to the non-controlling interest	-	-	-
Net (loss) attributable to the Company	$(10,061,723)	$(1,819,387)	$(697,941)

(2)	Includes non-cash compensation, professional fees and consultancy fees for the Company.

Non-cash compensation by segment for the year ended December 31, 2025, 2024, and 2023 are as follows:

	2025	2024	2023
Non-cash compensation:
Corporate and others	1,354,663	956,400	1,564,000
	$1,354,663	$956,400	$1,564,000

Depreciation and amortization by segment for the year ended December 31, 2025, 2024, and 2023 are as follows:

	2025	2024	2023
Depreciation and amortization:
TIT Segment	$-	$13,085	$43,832
CBT Segment	1,642,163	1,993,911	2,472,741
SE Segment	4,642	-	-
	$1,646,805	$2,006,996	$2,516,573

TAOPING INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

	2025	2024	2023
Provisions for allowance for credit losses on accounts receivable, other receivable and advances to suppliers:
TIT Segment	$1,238	$3,996	$6,097
CBT Segment	5,628,639	4,061,703	1,407,119
SE Segment	(17,448)	-	-
	$5,612,429	$4,065,699	$1,413,216

	2025	2024	2023
Inventory obsolescence (reversal) provision:
TIT Segment	$117	$913	$2,753
CBT Segment	158,997	(15,223)	(56,067)
SE Segment	31	-	-
	$159,145	$(14,310)	$(53,314)

Total assets by segment as at December 31, 2025 and 2024 are as follows:

	2025	2024
Total assets
TIT Segment	$40,950	$84,501
CBT Segment	27,179,664	34,261,293
SE Segment	4,755,802	-
Corporate and others	7,471,210	782,951
	$39,447,626	$35,128,745